Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

13. Stock-Based Compensation

Enova Awards

On October 16, 2014, the Management Development and Compensation Committee of the Company approved long-term incentive awards to be made under the Enova International, Inc. 2014 Long-Term Incentive Plan (the “Enova LTIP”) to its executive officers and certain other employees. The awards granted in connection with the distribution included (a) restricted stock units and (b) stock options to purchase Company stock, and these awards were granted on December 13, 2014, the 30th day following the Spin-off and will vest over a period of four years and three years, respectively. On October 16, 2014, the Company’s Management Development and Compensation Committee also approved an award of restricted stock units under the Enova LTIP with a value of $100,000 for each award to be made to each of the Company’s non-employee directors. These awards were granted on December 13, 2014, the 30th day following the distribution date, and will vest twelve months from the date of grant.

Restricted Stock Units

In accordance with ASC 718, the grant date fair value of Restricted Stock Units (“RSUs”) is based on the Company’s closing stock price on the day before the grant date and is amortized to expense over the vesting periods. The agreements relating to awards provide that the vesting and payment of awards would be accelerated if there is a change in control of the Company.

The following table summarizes the Enova restricted stock unit activity during 2014:

Year Ended December 31,
2014
	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	—	$—
Units granted	549,707	23.04
Shares issued	—	—
Units forfeited	—	—

Outstanding at end of year	549,707	$23.04

Units vested at end of year	—	—

Compensation expense related to these RSUs totaling $0.1 million ($89 thousand net of related taxes) was recognized for the year ended December 31, 2014. Total unrecognized compensation cost related to these RSUs at December 31, 2014 was $8.5 million, which will be recognized over a weighted average period of approximately 3.8 years. The outstanding RSUs had an aggregate intrinsic value of $12.2 million at December 31, 2014.

Stock Options

Stock options granted under the Enova LTIP become exercisable in equal increments on the first, second and third anniversaries of their date of grant, and expire on the 7th anniversary of their date of grant. Exercise prices of these stock options are equal to the closing stock price on the grant date. In accordance with ASC 718, compensation expense on stock options is based on the fair value of the stock options on the day before the grant date and is amortized to expense over the vesting periods. The Company estimated the fair value of the stock option grants using the Black-Scholes option-pricing model based on the following assumptions: risk-free interest rate of 1.4%, expected term (life) of options of 4.5 years, expected volatility of 40.2% and no expected dividends.

Determining the fair value of stock-based awards at their respective grant dates requires considerable judgment, including estimating expected volatility and expected term (life). The Company based its expected volatility on the historical volatility of comparable public companies over the option’s expected term. The Company calculated its expected term based on the simplified method, which is the mid-point between the weighted-average graded-vesting term and the contractual term. The simplified method was chosen as a means to determine expected term as we have limited historical option exercise experience as a public company. The Company derived the risk-free rate from a weighted-average yield for the three-and five-year zero-coupon U.S. Treasury Strips. The Company estimates forfeitures at the grant date based on its historical forfeiture rate, which is based on activity of cash-based long-term incentive units granted and outstanding prior to the Spin-off, and will revise the estimate, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

There were no stock options outstanding as of December 31, 2013 and 2012. A summary of the Company’s stock option activity for the year ended December 31, 2014 is as follows:

Year Ended December 31,
2014
	Units	Weighted Average Exercise Price
Outstanding at beginning of year	—	$—
Options granted	1,425,196	23.04
Shares issued	—	—
Options forfeited	—	—

Outstanding at end of year	1,425,196	$23.04

Options vested at end of year	—	—

The weighted average fair value of options granted in 2014 was $8.11. Compensation expense related to stock options totaling $0.2 million ($0.1 million net of related taxes) was recognized for the year ended December 31, 2014. Total unrecognized compensation cost related to stock options at December 31, 2014 was $8.1 million, which will be recognized over a period of approximately 3.0 years. The outstanding stock options had no intrinsic value at December 31, 2014.

Cash America Awards

In 2013, Cash America’s Board of Directors approved a grant of RSUs that vested over a two year period to the Company’s Chief Executive Officer under the Cash America LTIP. In conjunction with the Spin-off on November 13, 2014, the vesting of this grant was accelerated, and each vested RSU entitled the holder to receive a share of common stock of Cash America as well as 0.915 shares of the Company’s common stock.

In accordance with ASC 718, the grant date fair value of RSUs was based on Cash America’s closing stock price on the day before the grant date and was amortized to expense over the vesting periods.

The following table summarizes the Cash America RSU activity during 2014, 2013 and 2012:

	Year Ended December 31,
	2014			2013		2012
	Units		Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant	Units	Weighted Average Fair Value at Date of Grant
Outstanding at beginning of year	14,260		$48.19	13,215	$39.66	16,667	$38.97
Units granted	—		—	14,260	48.19	—	—
Shares issued	(14,260	) (1)	48.19	(2,333)	39.66	(3,452)	36.34
Units forfeited	—		—	(10,882)	39.66	—	—

Outstanding at end of year	—		$—	14,260	$48.19	13,215	$39.66

Units vested at end of year	—		—	—	—	—	—

(1)	Amount does not include 13,048 shares of common stock of the Company that were delivered by Cash America to the Company’s Chief Executive Officer in connection with his RSUs that vested on November 13, 2014. In connection with the Spin-off, such RSU awards were payable by Cash America in both shares of Cash America common stock and Enova common stock.

Compensation expense related to Cash America RSUs totaling $0.4 million ($0.2 million net of related taxes), $0.2 million ($0.2 million net of related taxes) and $0.1 million ($92 thousand net of related taxes) was recognized for the years ended December 31, 2014, 2013 and 2012, respectively.